Loans (Tables)	12 Months Ended
Dec. 31, 2019
Loans
Schedule of fixed and floating interest rate distribution of the loan portfolio

The fixed and floating interest rate distribution of the loan portfolio is as follows:

	December 31,	December 31,
	2019	2018
Fixed interest rates	2,757,333	2,706,834
Floating interest rates	3,135,664	3,071,590
Total	5,892,997	5,778,424

Schedule of carrying amounts and gains arising from the derecognition of these financial instruments

The carrying amounts and gains arising from the derecognition of these financial instruments are presented in the following table. These gains are presented within the line “Gain (loss) on financial instruments, net” in the consolidated statement of profit or loss.

	Assignments and	Gains
	participations	(losses)
Carrying amount as of December 31, 2019	15,000	21
Carrying amount as of December 31, 2018	61,667	(625)
Carrying amount as of December 31, 2017	77,400	181